Related Party Transactions (Schedule Of Consolidated Statements Of Income, Represents Related Party Transactions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Natural gas midstream revenues	$ 29,002	$ 76,573
Other income	787	1,418
Cost of gas purchased	27,780	72,529
General and administrative	$ 1,906	$ 5,747